SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	$ 941	$ 1,401	$ 93
Cash	$ 121,809	$ 57,435